Shareholders' Equity (Summary Of Restricted Stock Activity) (Detail) - Restricted Stock [Member]	3 Months Ended
Mar. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
RSAs, Granted | shares	202,705
RSAs, Number, Ending Balance | shares	202,705
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
RSAs, Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 0.37
RSAs, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 0.37
RSAs, Outstanding, Weighted Average Remaining Contractual Terms	9 years 9 months 18 days